Nature of the Business, Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) £ in Thousands, $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Nov. 08, 2022 USD ($)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)
Short-Term Debt [Line Items]
Accumulated deficit	$ 10,764	$ 15,437		$ 10,764	$ 5,877
Net losses		4,673	$ 860	4,887	3,657
Cash used in operating activities		2,398	934	2,266	2,151
Proceeds from notes payable			$ 117
Private placement aggregated amount, common stock
Description of emerging growth company status		the surviving company will remain an emerging growth company, as defined by the Jumpstart Our Business Startups act of 2012, until the earliest of (i) the last day of the combined entity’s first fiscal year following the fifth anniversary of the completion of MURF’s initial public offering, (ii) the last day of the fiscal year in which the combined entity has total annual gross revenue of at least $1.235 billion, (iii) the last day of the fiscal year in which the combined entity is deemed to be a large accelerated filer, which means the market value of the combined entity’s common stock that is held by non-affiliates exceeds $700.0 million as of the prior December 31st or (iv) the date on which the combined entity has issued more than $1.0 billion in non-convertible debt securities during the prior three year period.		the surviving company will remain an emerging growth company, as defined by the Jumpstart Our Business Startups act of 2012, until the earliest of (i) the last day of the combined entity’s first fiscal year following the fifth anniversary of the completion of MURF’s initial public offering, (ii) the last day of the fiscal year in which the combined entity has total annual gross revenue of at least $1.235 billion, (iii) the last day of the fiscal year in which the combined entity is deemed to be a large accelerated filer, which means the market value of the combined entity’s common stock that is held by non-affiliates exceeds $700.0 million as of the prior December 31st or (iv) the date on which the combined entity has issued more than $1.0 billion in non-convertible debt securities during the prior three year period
Convertible notes	1,835	$ 3,740		$ 1,835	749	$ 400	£ 300		$ 67	£ 50	$ 500	£ 400
Previously Reported [Member]
Short-Term Debt [Line Items]
Accumulated deficit	10,800			10,800	5,900
Net losses				4,887	3,657
Cash used in operating activities				2,300	$ 2,200
Related Party [Member]
Short-Term Debt [Line Items]
Related party principal amount		700		600
Related party allowance	600	$ 700		600
Related Party [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Related party principal amount				300
Related party allowance	300			300
Private Placement [Member]
Short-Term Debt [Line Items]
Private placement aggregated amount, common stock								$ 27,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes	3,700			3,700
Proceeds from notes payable	1,900
Convertible notes	3,600			$ 3,600
Convertible notes issued	$ 1,800
Convertible Notes Payable [Member] | Private Placement [Member]
Short-Term Debt [Line Items]
Private placement aggregated amount, common stock								$ 20,000